Subsequent Event - Sale of interest in subsidiaries (Details) - Sale of interests in subsidiaries $ in Millions	May 07, 2024 USD ($)
Subsequent Events
Percentage of ownership interest	45.00%
Initial cash payment	$ 30
Maximum amount commitment received to invest	130
South West Arkansas Project | Equinor ASA
Subsequent Events
Commitment received to invest on development costs	40
East Texas properties | Equinor ASA
Subsequent Events
Commitment received to invest in exploration and development costs	20
Standard Lithium subsidiaries | Southwest Arkanas Project And East Texas
Subsequent Events
Maximum amount of milestone payments to receive	$ 70